Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Depreciation	$ 70,852	$ 39,867	$ 220,121	$ 111,819	$ 240,733	$ 164,887